Cover Page	Feb. 28, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 28, 2023
Entity Registrant Name	PACIRA BIOSCIENCES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35060
Entity Tax Identification Number	51-0619477
Entity Address, Address Line One	5401 West Kennedy Boulevard, Suite 890
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33609
City Area Code	813
Local Phone Number	553-6680
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	PCRX
Security Exchange Name	NASDAQ
Entity Central Index Key	0001396814
Amendment Flag	false